Securities and Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington, D.C. 20549
November 14, 1995

Attention:  Mr. Frank Donaty

     RE:  Rule 24f-2 Notice For The Baird Funds, Inc.
          File #33-48892

Gentlemen:

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the undersigned submits the following Rule 24f-2 Notice:

  (1) This Rule 24f-2 Notice is filed for the Fiscal Year ended September 30, 1995.

  (2) - (3) No securities of the undersigned have ever been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2.

  (4) - (5) The amount of Common Stock, $0.01 par value, sold pursuant to Rule 24f-2 during the fiscal year ended September 30, 1995 for the Baird Quality Bond Fund was $1,800,970 and for the Baird Adjustable Rate Income Fund was $1,272,733, based on the actual aggregate sales prices for such securities. The amount of Common Stock, $0.01 par value, redeemed during the fiscal year ended September 30, 1995 for the Baird Quality Bond Fund was $2,502,561 and for the Baird Adjustable Rate Income Fund was $73,161,040, based on the actual redemption prices for such securities.

Pursuant to Rule 24f-2(c) no filing fee is payable because the amount of Common Stock $0.01 par value redeemed during the fiscal year ended September 30, 1995 was not less than the amount sold ([$1,800,970 + $1,272,733] = $3,073,703 less
([$2,502,561 + $73,161,040] = $75,663,601).  Enclosed are four additional copies of this Rule 24f-2 Notice and the required opinion of Quarles & Brady.

If you have any questions, please do not hesitate to call me.

Very truly yours,



Glen F. Hackmann
Secretary

cfw
enclosures

[QUARLES & BRADY LETTERHEAD]



                               November 15, 1995



The Baird Funds, Inc.
777 East Wisconsin Avenue
Milwaukee, WI 53202

Ladies and Gentlemen:

  In connection with the filing of a Rule 24f-2 Notice for The Baird Funds, Inc., a Wisconsin corporation (the "Fund") registered as an open-end, management investment company under the Investment Company Act of 1940 (the "1940
Act"), the purpose of which is to make definite the number of shares its common stock, $.01 par value per share ("Common Stock"), registered under the Securities Act of 1933 (the "1933 Act") for the fiscal year ended September 30, 1995, you have requested that we furnish you with the following opinion which we understand will be filed with the Securities and Exchange Commission.

  We understand that the Common Stock was offered to the public in two separate series, namely Baird Adjustable Rate Income Fund and Baird Quality Bond Fund, in the manner and on the terms identified and referred to in the Fund's Registration Statement on Form N-1A and all amendments thereto, as filed with the Securities and Exchange Commission (1933 Act Registration No. 33-48892 and 1940 Act Registration No. 811-6714) (the "Registration Statement"). For purposes of rendering this opinion, we have examined originals or electrostatic copies of such documents as we have considered necessary, including those listed below. In conducting such examination, we have assumed the genuineness of all signatures and the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as copies.

  The documents we have examined are:

   1.  The Registration Statement and all amendments thereto; and

   2. The Articles of Incorporation of the Fund, as filed with the Wisconsin Secretary of State.

Baird Adjustable Rate
  Income Fund
November 27, 1995
Page 2



  Based upon and subject to the foregoing, after having given due regard to such issues of law as we deemed relevant, and assuming that:

   a. The Prospectus which is a part of the Registration Statement and your Prospectus delivery procedures with respect thereto fulfilled all of the requirements of the 1933 Act and the 1940 Act throughout all periods relevant to this opinion;

   b. All offers and sales of each series of the Fund's Common Stock were made in a manner complying with the terms of the Registration Statement; and

   c. All offers or sales of each series of the Fund's Common Stock were made in compliance with the securities laws of the states having jurisdiction thereof,

we are of the opinion that the shares of each series of the Fund's Common Stock, the registration of which the Rule 24f-2 Notice makes definite in number, were, when issued, legally issued, fully paid and non-assessable, except that holders thereof are subject to personal liability under Section 180.0622(2)(b) of the Wisconsin Business Corporation Law, as judicially interpreted, for debts owing to employees of the Fund for services performed, but not exceeding six months' service in any one case.

         We hereby consent to the filing of this opinion as a part of the Rule 24f-2 Notice.

                                                            Very truly yours,



                                                            QUARLES & BRADY